Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Property, Plant and Equipment [Line Items]
Subtotal	$ 5,485,515	$ 5,286,684
Less: accumulated depreciation	(3,902,865)	(3,658,722)
Property, plant and equipment, net	1,582,650	1,627,962
Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	2,545,101	2,457,701
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	1,871,011	1,801,904
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	168,633	162,842
Office and electric equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	602,474	576,185
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 298,296	$ 288,052